CIRR-system (Tables)	6 Months Ended
Jun. 30, 2021
CIRR-system
Information about CIRR-system

Statement of Comprehensive Income for the CIRR-system

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2021	2021	2020	2021	2020	2020
Interest income	498	487	582	985	1,121	2,170
Interest expenses	-494	-520	-529	-1,014	-1,041	-2,087
Interest compensation	7	—	11	7	14	14
Exchange-rate differences	0	-1	-1	-1	2	4
Profit before compensation to SEK	11	-34	63	-23	96	101
Administrative remuneration to SEK	-47	-45	-52	-92	-102	-196
Operating profit CIRR-system	-36	-79	11	-115	-6	-95
Reimbursement to (–) / from (+) the State	36	79	-11	115	6	95

Statement of Financial Position for the CIRR-system

	June 30,	December 31,
Skr mn	2021	2020
Cash and cash equivalents	26	2
Loans	73,958	69,163
Other assets	9,277	12,528
Prepaid expenses and accrued revenues	421	407
Total assets	83,682	82,100

Liabilities	74,205	69,289
Derivatives	8,962	12,232
Accrued expenses and prepaid revenues	515	579
Total liabilities	83,682	82,100

Commitments
Committed undisbursed loans	52,974	51,463
Binding offers	1,492	1,322